Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting
5. Segment Reporting
Operating segments are defined as components of a Group that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision

Maker (CODM). The Group determines operating segments based on how its CODM manages the business, makes operating decisions around the allocation of resources, and evaluates operating performance. The Group’s CODM is the
Chief Executive Officer
(CEO) of the Group, for the purpose of resource allocation and assessment of the Group’s operating results on a consolidated basis. Based on the Group’s business model, the CODM determines that the Group operates as one operating segment, which is provision of cross-border and domestic financial services. The operating segment is based on how the Group is organized, reflecting the difference in nature of the services they each provide.
Segment Income and Performance Measurement
The Group’s CODM is provided the financial performance of the Group’s one operating segment showing net income as the primary measure of segment profitability. Net income reflects revenue generated and expenses incurred for the business. The CODM uses this measure to evaluate the operational efficiency and profitability of the Group, to make strategic decisions about capital allocation, and to assess whether the Group is meeting its financial targets.
The Group’s CODM is regularly provided results comparing actual performance against budgeted targets and prior periods. This measure aligns with how resources are managed and allocated within the Group’s one operating segment business.
The Group’s CODM does not evaluate the performance of the operating segment using asset information.
Significant Segment Expenses
The Group’s CODM evaluates significant expenses based on the Consolidated Statement of Comprehensive Income and does not further disaggregate expenses in deciding how to allocate resources and assess performance. Since the Group operates as a single reporting segment, all required segment reporting disclosures can be found in the consolidated financial statements and notes of the consolidated financial statements.
Geographic Information
Net revenue from external customers by major geographic region is allocated based on the customer address for transaction revenue and the geography of the legal entity in which the cash is held for interest income on customer balances and interest expense on customer liabilities. The information below summarizes net revenue by geographic areas for the years ended March 31, 2026, 2025 and 2024:

	Year ended March 31, 2026
	Transaction revenue	Interest income on customer balances	Interest expense on customer liabilities	Net revenue
	(In million)	(In million)	(In million)	(In million)
Europe (excluding UK)	$569.4	$271.1	$(127.3)	$713.2
Asia-Pacific	450.5	65.4	—	515.9
United States of America	261.9	160.1	(56.8)	365.2
United Kingdom	329.1	257.2	—	586.3
Rest of the world	282.7	52.3	(12.8)	322.2
Total transaction revenue	$1,893.6	$806.1	$(196.9)	$2,502.8

	Year ended March 31, 2025
	Transaction revenue	Interest income on customer balances	Interest expense on customer liabilities	Net revenue
	(In million)	(In million)	(In million)	(In million)
Europe (excluding UK)	$467.0	$281.1	$(154.8)	$593.3
Asia-Pacific	336.5	47.0	—	383.5
United States of America	229.7	136.9	(49.1)	317.5
United Kingdom	288.9	258.8	—	547.7
Rest of the world	224.2	34.5	(1.8)	256.9
Total transaction revenue	$1,546.3	$758.3	$(205.7)	$2,098.9

	Year ended March 31, 2024
	Transaction revenue	Interest income on customer balances	Interest expense on customer liabilities	Net revenue
	(In million)	(In million)	(In million)	(In million)
Europe (excluding UK)	$404.6	$231.8	$(135.6)	$500.8
Asia-Pacific	272.0	25.5	—	297.5
United States of America	209.6	101.9	(21.4)	290.1
United Kingdom	254.8	223.9	—	478.7
Rest of the world	182.1	26.9	—	209.0
Total transaction revenue	$1,323.1	$610.0	$(157.0)	$1,776.1

Refer to “Note 9 – Property, Plant and Equipment” for information related to the Group’s geographical information for long-lived assets.